Cover	May 28, 2026
Cover [Abstract]
Entity Registrant Name	Sharing Economy International Inc.
Entity Central Index Key	0000819926
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 28, 2026
Entity File Number	001-34591
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0648920
Entity Address Address Line 1	9205 Country Club Drive
Entity Address City Or Town	Farmington Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48221
City Area Code	248
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	971-9325